Subsequent Events (Details) - USD ($)			1 Months Ended
	Sep. 08, 2023	Aug. 07, 2023	Sep. 15, 2023	Aug. 10, 2023	Jul. 10, 2023
Subsequent Events (Details) [Line Items]
Deposited in the trust account	$ 300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deposited in trust account				$ 300,000	$ 300,000
Partial reimbursement of expenses incurred	$ 200,000	$ 300,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Trust Account to pay federal income taxes			$ 215,000